INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current expense (benefit)
Federal	$ 0	$ 0
Foreign	0	0
Current income tax expense	0	0
Deferred expense (benefit)
Federal	0	0
Foreign	0	0
Deferred income tax	0	0
Net deferred taxes	$ 0	$ 0